Employees - Summary of Assets, Liabilities and Surplus/ (Deficit) Position of Pension and Other Post-Employment Benefit Plans at Balance Sheet Date (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of defined benefit plans [line items]
Fair value of assets	€ 20,867	€ 22,361
Other Post-Employment Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Pension liability net of assets	(453)	(502)
Other Post-Employment Benefit Plans [Member] | Funded Pension Plans in Surplus [Member]
Disclosure of defined benefit plans [line items]
Pension liability net of assets	1	3
Other Post-Employment Benefit Plans [Member] | Funded Pension Plans in Deficit [Member]
Disclosure of defined benefit plans [line items]
Pension liability net of assets	(18)	(17)
Other Post-Employment Benefit Plans [Member] | Unfunded Pension Plans [Member]
Disclosure of defined benefit plans [line items]
Pension liability net of assets	(436)	(488)
Assets [Member] | Other Post-Employment Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets	13	21
Assets [Member] | Other Post-Employment Benefit Plans [Member] | Funded Pension Plans in Surplus [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets	1	3
Assets [Member] | Other Post-Employment Benefit Plans [Member] | Funded Pension Plans in Deficit [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets	12	18
Liabilities [Member] | Other Post-Employment Benefit Plans [Member]
Disclosure of defined benefit plans [line items]
Present value of liabilities	(466)	(523)
Liabilities [Member] | Other Post-Employment Benefit Plans [Member] | Funded Pension Plans in Deficit [Member]
Disclosure of defined benefit plans [line items]
Present value of liabilities	(30)	(35)
Pension Plans [Member]
Disclosure of defined benefit plans [line items]
Pension liability net of assets	(421)	(59)
Pension Plans [Member] | Funded Pension Plans in Surplus [Member]
Disclosure of defined benefit plans [line items]
Pension liability net of assets	1,727	2,170
Pension Plans [Member] | Funded Pension Plans in Deficit [Member]
Disclosure of defined benefit plans [line items]
Pension liability net of assets	(1,191)	(1,208)
Pension Plans [Member] | Unfunded Pension Plans [Member]
Disclosure of defined benefit plans [line items]
Pension liability net of assets	(957)	(1,021)
Pension Plans [Member] | Assets [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets	20,867	22,361
Pension Plans [Member] | Assets [Member] | Funded Pension Plans in Surplus [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets	17,909	19,302
Pension Plans [Member] | Assets [Member] | Funded Pension Plans in Deficit [Member]
Disclosure of defined benefit plans [line items]
Fair value of assets	2,958	3,059
Pension Plans [Member] | Liabilities [Member]
Disclosure of defined benefit plans [line items]
Present value of liabilities	(21,288)	(22,420)
Pension Plans [Member] | Liabilities [Member] | Funded Pension Plans in Surplus [Member]
Disclosure of defined benefit plans [line items]
Present value of liabilities	(16,182)	(17,132)
Pension Plans [Member] | Liabilities [Member] | Funded Pension Plans in Deficit [Member]
Disclosure of defined benefit plans [line items]
Present value of liabilities	€ (4,149)	€ (4,267)